Provisions and post-retirement benefits	6 Months Ended
Jun. 30, 2021
Disclosure of other provisions [abstract]
Provisions and post-retirement benefits
Provisions and post-retirement benefits

	Pensions and post-retirement healthcare(a)	Other employee entitlements(b)	Close-down and restoration/ environmental(c)	Other	Total
For the six months ended 30 June 2021	US$m	US$m	US$m	US$m	US$m
Opening balance	3,055	419	13,335	856	17,665
Adjustment on currency translation	41	(10)	(133)	(7)	(109)
Adjustments to mining properties/right of use assets:
– changes in estimate	—	—	21	3	24
Charged/(credited) to profit:
– increases to existing and new provisions	82	60	265	95	502
– decreases to existing provisions and unused amounts reversed	—	(10)	(2)	(12)	(24)
– exchange losses on provisions	—	—	7	—	7
– amortisation of discount	—	—	206	1	207
Utilised in the period	(76)	(63)	(231)	(55)	(425)
Actuarial gains recognised in equity	(616)	—	—	—	(616)
Transfers and other movements(a)	(291)	—	(1)	(29)	(321)
Closing balance	2,195	396	13,467	852	16,910
Balance sheet analysis:
Current	71	306	917	540	1,834
Non-current	2,124	90	12,550	312	15,076
Total	2,195	396	13,467	852	16,910

(a)During the period ended 30 June 2021, the Group entered into an agreement to transfer its partially funded pension obligations in France to an external insurer. The insurance premium was paid by the transfer of the existing pension assets valued at US$89 million plus an additional cash payment of €247 million (US$294 million), of which US$3 million was taken to the income statement. The Group has no further legal or constructive obligation relating to the insured pensions and has reflected this transaction as a settlement.

(b)The provision for other employee entitlements includes a provision for long service leave of US$275 million (31 December 2020: US$283 million), based on the relevant entitlements in certain Group operations and includes US$52 million (31 December 2020: US$62 million) of provision for redundancy and severance payments.

(c)Close-down and restoration/environmental liabilities at 30 June 2021 have not been adjusted for closure related receivables amounting to US$595 million (31 December 2020: US$574 million) due from the ERA trust fund, the co-owners of the Diavik Joint Venture and other financial assets held for the purposes of meeting closure obligations. These are included within “Receivables and other assets” in the balance sheet.